Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000148468 | Reliance Industries9197505
Holdings [Line Items]
Percent of Total Investments	8.10%
C000148468 | MercadoLibre9197583
Holdings [Line Items]
Percent of Total Investments	7.80%
C000148468 | Alibaba Group Holding9197415
Holdings [Line Items]
Percent of Total Investments	7.20%
C000148468 | PDD Holdings9197546
Holdings [Line Items]
Percent of Total Investments	6.90%
C000148468 | Sea9197556
Holdings [Line Items]
Percent of Total Investments	6.50%
C000148468 | Tencent Holdings9197446
Holdings [Line Items]
Percent of Total Investments	6.50%
C000148468 | NU Holdings9197587
Holdings [Line Items]
Percent of Total Investments	5.80%
C000148468 | Meituan9197440
Holdings [Line Items]
Percent of Total Investments	4.00%
C000148468 | Bajaj Finance9197463
Holdings [Line Items]
Percent of Total Investments	3.40%
C000148468 | Naspers9197566
Holdings [Line Items]
Percent of Total Investments	3.20%
C000148468 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148468 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000148468 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000148468 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000148468 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000148468 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000148468 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000148468 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000230780 | Bajaj Finance9197624
Holdings [Line Items]
Percent of Total Investments	8.70%
C000230780 | Reliance Industries9197660
Holdings [Line Items]
Percent of Total Investments	8.10%
C000230780 | NU Holdings9197704
Holdings [Line Items]
Percent of Total Investments	8.00%
C000230780 | MercadoLibre9197701
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230780 | Eternal9197633
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230780 | Sea9197686
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230780 | Kaspi.KZ JSC9197680
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230780 | Grab Holdings9197695
Holdings [Line Items]
Percent of Total Investments	4.40%
C000230780 | Jio Financial Services9197645
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230780 | NAVER9197671
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230780 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230780 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230780 | Financials
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000230780 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230780 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	37.10%